Share-based payments - ESOP/ VSOP 2017 (Details)	12 Months Ended
	Dec. 31, 2022 € / shares Options item shares	Dec. 31, 2022 € / shares Options item $ / shares shares	Dec. 31, 2021 Options item € / shares shares	Dec. 31, 2021 Options item € / shares $ / shares shares	Dec. 31, 2019 Options € / shares shares	Dec. 31, 2020 item
Number
Warrants exercisable | item	1,343,727	1,343,727	0	0		0
Equity share option 2017 (Equity settled)
Share-based payments
Number of common shares per option granted | shares					1
Lock-up period					180 days
Weighted average remaining contractual life	7 years	7 years
Number
Outstanding at January 1 | Options	357,440	357,440	549,005	549,005
Granted during the year | Options					805,308
Exercised during the year | Options	(29,509)	(29,509)	(191,565)	(191,565)
Outstanding as of December 31 | Options	327,931	327,931	357,440	357,440
Vested as of December 31 | shares	327,931	327,931	357,440	357,440
Exercisable as of December 31 | Options	327,931	327,931	357,440	357,440
WAEP
Outstanding as of January 1	€ 0.12		€ 0.12
Granted during the year	€ 0.12		€ 0.12		€ 0.12
Cancelled during the year	0.12	0.12	0.12	0.12
Exercised during the year | (per share)	€ 0.12	$ 1.25	€ 0.12	$ 9.76
Outstanding as of December 31	0.12		0.12
Vested as of December 31	0.12	$ 0.12	0.12	$ 0.12
Exercisable as of December 31	€ 0.12	$ 0.12	€ 0.12	$ 0.12